FAIR VALUE DISCLOSURES - FAIR VALUE MEASUREMENTS (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fixed marutity securities, available-for-sale	$ 1,109	$ 906
Other equity securities	0	1
Trading securities	1
Options	76	28
Cash equivalents	109	170
Separate accounts assets	1,746	1,700
Assets, Fair Value Disclosure	3,021	2,801
Liabilities, Fair Value Disclosure [Abstract]
Total liabilities	60	31
Public Corporate
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fixed marutity securities, available-for-sale	827	637
Private Corporate
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fixed marutity securities, available-for-sale	208	185
US Treasury Government And Agency
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fixed marutity securities, available-for-sale	35	29
State and Political Sub-divisions
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fixed marutity securities, available-for-sale	6	7
Commercial Mortgage-backed
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fixed marutity securities, available-for-sale	24	31
Redeemable preferred stock
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fixed marutity securities, available-for-sale	9	17
Options
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Options	56	24
Contingent Payment Arrangements
Liabilities, Fair Value Disclosure [Abstract]
Guarantees	7
MSO and IUL indexed features
Liabilities, Fair Value Disclosure [Abstract]
Guarantees	53	24
Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fixed marutity securities, available-for-sale	9	9
Other equity securities	0	1
Trading securities	1
Cash equivalents	109	170
Separate accounts assets	1,732	1,686
Assets, Fair Value Disclosure	1,851	1,866
Level 1 | Redeemable preferred stock
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fixed marutity securities, available-for-sale	9	9
Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fixed marutity securities, available-for-sale	1,069	858
Separate accounts assets	14	14
Assets, Fair Value Disclosure	1,139	896
Liabilities, Fair Value Disclosure [Abstract]
Total liabilities	53	24
Level 2 | Public Corporate
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fixed marutity securities, available-for-sale	827	637
Level 2 | Private Corporate
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fixed marutity securities, available-for-sale	201	177
Level 2 | US Treasury Government And Agency
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fixed marutity securities, available-for-sale	35	29
Level 2 | State and Political Sub-divisions
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fixed marutity securities, available-for-sale	6	7
Level 2 | Redeemable preferred stock
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fixed marutity securities, available-for-sale	0	8
Level 2 | Options
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Options	56	24
Level 2 | MSO and IUL indexed features
Liabilities, Fair Value Disclosure [Abstract]
Guarantees	53	24
Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fixed marutity securities, available-for-sale	31	39
Assets, Fair Value Disclosure	31	39
Liabilities, Fair Value Disclosure [Abstract]
Total liabilities	7
Level 3 | Private Corporate
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fixed marutity securities, available-for-sale	7	8
Level 3 | Commercial Mortgage-backed
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fixed marutity securities, available-for-sale	24	$ 31
Level 3 | Contingent Payment Arrangements
Liabilities, Fair Value Disclosure [Abstract]
Guarantees	$ 7